PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net
	December 31,
	2 0 1 6	2 0 1 5
Cost: (1)
Office furniture and equipment	115	100
Laboratory equipment	426	378
Computers and auxiliary equipment	335	396
	876	874
Accumulated depreciation (2)	462	505
Property and equipment, net	414	369